CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INTEREST AND DIVIDEND INCOME
Interest and fees on loans	$ 29,838	$ 31,925	$ 31,815
Income on investment securities
Taxable interest	4,219	3,857	4,894
Exempt from federal income tax	3,616	3,575	3,761
Dividends	197	194	204
Other interest income	98	58	66
TOTAL INTEREST INCOME	37,968	39,609	40,740
INTEREST EXPENSE
Interest on deposits	4,223	6,029	7,916
Interest on other borrowings	719	972	1,156
TOTAL INTEREST EXPENSE	4,942	7,001	9,072
NET INTEREST INCOME	33,026	32,608	31,668
PROVISION FOR POSSIBLE LOAN AND LEASE LOSSES	3,125	1,896	2,235
NET INTEREST INCOME AFTER PROVISION FOR LOAN AND LEASE LOSSES	29,901	30,712	29,433
NONINTEREST INCOME
Mortgage banking income	469	521	338
Trust department income	1,999	1,965	1,924
Service fees on deposit accounts	6,784	6,781	7,231
Earnings on bank owned life insurance	717	841	684
Gain/Loss on sale of securities	1,458	1,614	2,482
Gain/Loss on foreclosed property	(948)	(2,434)	(19)
Other non-interest income	493	480	221
TOTAL NONINTEREST INCOME	10,972	9,768	12,861
NONINTEREST EXPENSE
Salaries and employee benefits	16,173	15,888	16,447
Net occupancy expense	1,976	2,116	2,056
Provision for depreciation and amortization of premises and equipment	1,270	1,195	1,235
Data processing expense	1,867	1,738	2,283
Legal and professional fees	997	1,253	1,288
Stationary and office supplies	286	434	312
Amortization of intangibles	19	75	74
Advertising and promotions	1,217	1,588	1,337
FDIC Insurance premium expense	1,515	1,494	1,187
Other real estate expense	640	583	110
Other noninterest expense	5,134	5,891	6,032
TOTAL NONINTEREST EXPENSES	31,094	32,255	32,361
INCOME BEFORE PROVISION FOR INCOME TAXES	9,779	8,225	9,933
PROVISION FOR INCOME TAXES	1,535	1,003	1,453
Net income before noncontrolling interest - dividends on preferred stock of subsidiary	8,244	7,222	8,480
Noncontrolling interest - dividends on preferred stock of subsidiary	16	16	16
NET INCOME AVAILABLE FOR COMMON SHAREHOLDERS	$ 8,228	$ 7,206	$ 8,464
PER SHARE
Weighted Average Shares Outstanding (in shares)	5,393,765	5,486,183	5,537,611
Earning per share (in dollars per share)	$ 1.53	$ 1.31	$ 1.53